Note 5 - Loans Receivable - 10Q (Details) - Loans Receivable (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 362,029		$ 353,192
Unearned discounts and net deferred loan costs	(132)		(188)
Allowance for loan and lease losses	(13,078)	(13,249)	(15,676)	(16,432)	(17,264)	(20,818)	(31,084)
Loans receivable—net	348,819		337,328			331,453
Commercial	17,414		16,083
Consumer	4,827		5,818
One-to-Four-Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	134,341		157,936
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	25,641		20,790
Nonfarm Nonresidential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	161,434		138,014
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable	$ 18,372		$ 14,551